Average Annual Total Returns - The Hartford International Value Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class R3 Return Before Taxes 1 Year	Class R3 Return Before Taxes 5 Years	Class R3 Return Before Taxes 10 Years	Class R4 Return Before Taxes 1 Year	Class R4 Return Before Taxes 5 Years	Class R4 Return Before Taxes 10 Years	Class R5 Return Before Taxes 1 Year	Class R5 Return Before Taxes 5 Years	Class R5 Return Before Taxes 10 Years	Class R6 Return Before Taxes 1 Year		Class R6 Return Before Taxes 5 Years		Class R6 Return Before Taxes 10 Years		Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class Y Return Before Taxes 10 Years	Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years		MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10 Years	MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10 Years
Total	(11.44%)	3.90%	4.48%	(11.45%)	2.80%	3.75%	(6.36%)	3.02%	3.61%	(7.91%)	4.35%	4.35%	(5.95%)	5.44%	5.44%	(6.60%)	4.74%	4.79%	(6.33%)	5.06%	5.10%	(6.02%)	5.39%	5.42%	(5.90%)	[1]	5.51%	[1]	5.70%	[1]	(5.95%)	5.48%	5.68%	(5.89%)	[1]	5.50%	[1]	5.47%	[1]	(2.63%)	4.20%	3.37%	7.82%	7.45%	5.51%

[1]	Class R6 shares commenced operations on February 28, 2019 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.